Divestitures (Tables)	3 Months Ended
Dec. 27, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
he components of income from discontinued operations, net of income taxes are as follows ($ in millions):

	For the Quarters Ended
	December 27, 2013	December 28, 2012
Net revenue	$145	$129
Pre-tax income from discontinued operations	$32	$23
Pre-tax separation charges included within discontinued operations (See Note 2)	—	4
Income tax expense	(6)	(4)
Income from discontinued operations, net of income taxes	$26	$23

Balance sheet information for material pending divestitures as of December 27, 2013 and September 27, 2013 was as follows ($ in millions):

	As of
	December 27, 2013	September 27, 2013
Accounts receivables, net	25	21
Inventories	9	8
Prepaid expenses and other current assets	18	11
Property, plant and equipment, net	406	392
Goodwill and intangible assets, net	362	370
Other assets	23	26
Total assets	$843	$828
Accounts payable	45	48
Accrued and other current liabilities	54	59
Other liabilities	121	118
Total liabilities	$220	$225